Form N-1A Supplement	May 13, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN MONEY MARKET FUNDS
JPMorgan OnChain Liquidity-Token Money Market Fund
(the “Fund”)
(Token Class Shares)
(a series of JPMorgan Trust IV)
Supplement dated October 1, 2026
to the current Summary Prospectus and Prospectus
Effective immediately, tokens of the Fund will be available on the Solana blockchain, a public blockchain network.
The 10th paragraph of the “Risk/Return Summary — Use of Blockchain” section of the summary prospectus is hereby deleted and replaced with the following:
Blockchain addresses must be approved by the Fund and must be compatible with the blockchain network that the investor seeks to use and that is made available for use by the Fund. It is the investor’s responsibility for ensuring such compatibility. The Ethereum blockchain and the Solana blockchain, both public blockchain networks, are currently the only available blockchains for use by investors, although expansion to other blockchains is anticipated in the future. Only addresses approved by the Fund will be added to the “allow list” and only addresses on the “allow list” are authorized to purchase, redeem or transfer token balances, and therefore to submit transaction requests with respect to Fund shares. As noted above, the Fund maintains controls that are designed to correct errors or unauthorized transactions in token balances, regardless of whether the private key for an investor’s wallet is maintained by the investor or its third-party wallet provider.

JPMorgan OnChain Liquidity-Token Money Market Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN MONEY MARKET FUNDS
JPMorgan OnChain Liquidity-Token Money Market Fund
(the “Fund”)
(Token Class Shares)
(a series of JPMorgan Trust IV)
Supplement dated October 1, 2026
to the current Summary Prospectus and Prospectus
Effective immediately, tokens of the Fund will be available on the Solana blockchain, a public blockchain network.
The 10th paragraph of the “Risk/Return Summary — Use of Blockchain” section of the summary prospectus is hereby deleted and replaced with the following:
Blockchain addresses must be approved by the Fund and must be compatible with the blockchain network that the investor seeks to use and that is made available for use by the Fund. It is the investor’s responsibility for ensuring such compatibility. The Ethereum blockchain and the Solana blockchain, both public blockchain networks, are currently the only available blockchains for use by investors, although expansion to other blockchains is anticipated in the future. Only addresses approved by the Fund will be added to the “allow list” and only addresses on the “allow list” are authorized to purchase, redeem or transfer token balances, and therefore to submit transaction requests with respect to Fund shares. As noted above, the Fund maintains controls that are designed to correct errors or unauthorized transactions in token balances, regardless of whether the private key for an investor’s wallet is maintained by the investor or its third-party wallet provider.